AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 15, 2015.

File Nos. 333-180870 and 811-22698

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

  THE SECURITIES ACT OF 1933 ☒

  Pre-Effective Amendment No. ☐

  Post-Effective Amendment No. 103 ☒

and/or

REGISTRATION STATEMENT

UNDER

  THE INVESTMENT COMPANY ACT OF 1940 ☒

  Amendment No. 107 ☒

KRANESHARES TRUST

(Exact Name of Registrant as Specified in Charter)

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Address of Principal Executive Offices, Zip Code)

(646) 479-5031

(Registrant’s Telephone Number, including Area Code)

Jonathan Krane

Krane Funds Advisors, LLC

1350 Avenue of the Americas, 2nd Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On November 13, 2015 pursuant to paragraph (b)(1)(iii) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A for KraneShares Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until November 13, 2015, the effectiveness of Post-Effective Amendment No. 92 (“PEA No. 92”) with respect to the KraneShares NYSE Bloomberg China Clean Energy ETF, which was filed with the Commission via EDGAR Accession No. 0001144204-15-022474 on April 13, 2015, pursuant to paragraph (a) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 92 with respect to the KraneShares NYSE Bloomberg China Clean Energy ETF by means of this filing, Parts A, B and C of PEA No. 92 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part A of PEA No. 92.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part B of PEA No. 92.

PART C – OTHER INFORMATION

The Part C for the KraneShares NYSE Bloomberg China Clean Energy ETF is incorporated herein by reference to Part C of PEA No. 92.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (File Nos. 333-180870 and 811-22698) to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 15th day of October 2015.

     KraneShares Trust

    /s/ Jonathan Krane

    Jonathan Krane

    Trustee, Principal Executive Officer and

    Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Jonathan Krane	Trustee, Principal Executive Officer	October 15, 2015
Jonathan Krane	and Principal Financial Officer

/s/ John Ferguson*	Trustee	October 15, 2015
John Ferguson

/s/ Matthew Stroyman*	Trustee	October 15, 2015
Matthew Stroyman

* /s/ Stacy L. Fuller
Stacy L. Fuller

* Attorney-in-Fact pursuant to powers of attorney dated September 29, 2015, filed herewith.

POWER OF ATTORNEY

I, John Ferguson, the undersigned Trustee of KraneShares Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, and do hereby constitute and appoint Stacy L. Fuller and Jay G. Baris, and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York City, New York, this 29th day of September 2015.

/s/ John Ferguson

Trustee

POWER OF ATTORNEY

I, Matthew Stroyman, the undersigned Trustee of KraneShares Trust (the “Trust”) hereby revoke all previous powers of attorney I have signed, and do hereby constitute and appoint Stacy L. Fuller and Jay G. Baris, and each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, and Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York City, New York, this 29th day of September 2015.

/s/ Matthew Stroyman

Trustee